CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 2,972.7		$ 2,947.6		$ 2,690.7		$ 2,361.5		$ 2,393.2		$ 2,471.7		$ 2,360.3		$ 2,319.8		$ 10,972.5		$ 9,545.0		$ 9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)		(2,300.1)		(2,228.3)		(2,202.7)		(10,294.5)		(8,988.8)		(8,609.5)
General and administrative expenses																	(83.6)		(79.5)		(71.0)
Acquisition-related expenses			0.8	[1]	(11.3)	[1]	(5.6)	[1]					(1.0)				(16.1)		(1.0)		(11.9)
Restructuring costs									(5.5)	[2]									(5.5)		(10.6)
Goodwill impairment									(27.7)	[3]	(798.1)	[3]							(825.8)
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
Operating income (loss)	171.4	[4],[5]	203.6	[5]	149.5	[5]	161.4	[5]	114.1	[6]	(620.2)	[4],[6]	150.6	[6]	132.1	[6]	685.9	[7]	(223.4)	[7]	544.4	[7]
Interest expense																	(70.7)		(22.1)		(30.6)
Other income (expenses)	(3.6)	[8]	10.8	[8]	(9.2)	[8]	2.5	[8]									0.5
Income (loss) before income taxes																	615.7		(245.5)		513.8
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39.0)		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100.0		87.9		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	$ 70.6		$ 106.7		$ 53.6		$ 79.7		$ 28.4		$ (623.1)		$ 66.8		$ 62.1		$ 310.6		$ (465.8)		$ 287.9
Earnings (loss) per share:
Basic	$ 0.95		$ 1.43		$ 0.72		$ 1.08		$ 0.37		$ (8.05)		$ 0.87		$ 0.79		$ 4.18		$ (6.03)		$ 3.56
Diluted	$ 0.95		$ 1.43		$ 0.72		$ 1.07		$ 0.37		$ (8.05)		$ 0.86		$ 0.79		$ 4.17		$ (6.03)		$ 3.54
Weighted-average shares of common stock outstanding:
Basic	74.5	[9]	74.5		74.2		74.0		76.3		77.4	[9]	77.2		78.4		74.3	[9]	77.3	[9]	81.0	[9]
Diluted	74.6		74.6		74.6		74.3		76.4		77.4		77.7		78.8		74.5		77.3		81.3
Cash dividends declared per share																	$ 0.80

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[2]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”
[3]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[4]	The operating income (loss) for the three##D<curpermonth> months ended ##D<priorperiod> includes a $798.1 million goodwill impairment charge.
[5]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[6]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[7]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.
[8]	During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”
[9]	Weighted-average shares of common stock outstanding is net of treasury stock.